Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 321,138	$ 215,131	$ 275,448
Weighted average number of shares, basic net earnings	44,480	44,375	44,322
Employee stock options, Per Share amount	229	217
Weighted average number of shares, diluted net earnings	44,709	44,592	44,581
Basic net earnings per share (in usd per share)	$ 7.22	$ 4.85	$ 6.21
Earnings Per Share, Dilution Effect, Employee Stock Option	(0.04)	(0.03)
Diluted net earnings per share (in usd per share)	$ 7.18	$ 4.82	$ 6.18